June 5, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

RE:	Dreyfus Manager Funds I:
Dreyfus Alpha Growth Fund
Dreyfus S&P STARS Fund
Dreyfus S&P STARS Opportunities Fund
1933 Act File No. 333-106576
1940 Act File No. 811-21386
CIK No. 0001247088

Gentlemen:

     On behalf of the above-referenced fund (the “Fund”), transmitted for filing is Post-Effective Amendment No. 14 to the Fund’s Registration Statement on Form N-1A (“Amendment No. 14). This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund’s prospectuses.

Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

Michael A. Rosenberg

Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds

MAR/kd Enclosures cc: Stroock & Stroock & Lavan LLP